Earnings per Ordinary Share	12 Months Ended
Dec. 31, 2018
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Earnings per Ordinary Share

14.  Earnings per Ordinary Share

The computation of basic and diluted earnings per Ordinary Share is set out below:

	2018 €m	2017 €m	2016 €m
Numerator computations
Group profit for the financial year	2,521	1,919	1,270
Profit attributable to non-controlling interests	(4)	(24)	(27)
Profit attributable to equity holders of the Company	2,517	1,895	1,243
Preference dividends	-	-	-
Profit attributable to ordinary equity holders of the Company - numerator for basic/diluted earnings per Ordinary Share	2,517	1,895	1,243
Profit after tax for the financial year from discontinued operations	1,085	107	81
Profit attributable to ordinary equity holders of the Company - numerator for basic/diluted earnings per Ordinary Share from continuing operations	1,432	1,788	1,162

Denominator computations
Weighted average number of Ordinary Shares (millions) outstanding for the year (i)	832.4	835.6	827.8
Effect of dilutive potential Ordinary Shares (employee share options) (millions) (i) and (ii)	4.2	5.2	6.1
Denominator for diluted earnings per Ordinary Share	836.6	840.8	833.9

Basic earnings per Ordinary Share	302.4c	226.8c	150.2c
Diluted earnings per Ordinary Share	300.9c	225.4c	149.1c

Basic earnings per Ordinary Share from continuing operations	172.0c	214.0c	140.4c
Diluted earnings per Ordinary Share from continuing operations	171.2c	212.7c	139.4c

(i)

The weighted average number of Ordinary Shares included in the computation of basic and diluted earnings per Ordinary Share has been adjusted to exclude shares held by the Employee Benefit Trust and Ordinary Shares repurchased and held by the Company (CRH plc) as Treasury Shares given that these shares do not rank for dividend. The number of Ordinary Shares so held at the balance sheet date is detailed in note 31.

(ii)

Contingently issuable Ordinary Shares (totalling 7,274,916 at 31 December 2018, 5,710,247 at 31 December 2017 and 3,095,404 at 31 December 2016) are excluded from the computation of diluted earnings per Ordinary Share where the conditions governing exercisability have not been satisfied as at the end of the reporting period or they are antidilutive for the periods presented.